Other Financial Statement Information - Summary Of Accrued expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Inventory purchases	$ 3,468	$ 4,659	$ 6,285
Advertising costs	3,527	2,363	1,936
Compensation and benefits	1,744	2,072	1,545
Sales taxes	1,537	1,812	1,999
Fulfillment costs	1,147	1,120	1,156
Other Accrued Expenses		8,625	6,889
Total accrued expenses	$ 40,830	$ 20,651	$ 19,810